LEASES - Schedule of Undiscounted Lease Payments to be Received Under Operating Leases (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 221.1	$ 186.5
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	38.3	36.2
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	35.6	30.6
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	30.4	29.7
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	25.8	25.8
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	25.3	21.4
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease payments receivable	$ 65.7	$ 42.8